Customer Accounts Receivable and Other Current Assets - Summary of Customer Accounts Receivable and Related Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Accounts receivable	€ 1,265	€ 1,263
Valuation allowance (charged to income statement)		(13)
Total net value of accounts receivable	€ 1,265	€ 1,250